Submission	Aug. 18, 2026
Submission [Line Items]
Central Index Key	0001043121
Registrant Name	BOSTON PROPERTIES LTD PARTNERSHIP
Registration File Number	333-294080-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES